SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Optimization (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2024
Basis of Presentation [Line Items]
Total business optimization costs	$ 1,063,146	$ 0	$ 0
Expected business optimization costs	1,500,000
Employee Severance and Other Personnel Costs
Basis of Presentation [Line Items]
Total business optimization costs	769,909
Facility Closing
Basis of Presentation [Line Items]
Total business optimization costs	293,237
Forecast
Basis of Presentation [Line Items]
Expected business optimization costs				$ 450,000
North America
Basis of Presentation [Line Items]
Total business optimization costs	464,879
EMEA
Basis of Presentation [Line Items]
Total business optimization costs	438,093
Growth Markets
Basis of Presentation [Line Items]
Total business optimization costs	$ 160,174